FT Vest Buffered Allocation Growth ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FT Vest Buffered Allocation Growth ETF | FT Vest Buffered Allocation Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	14.78%	18.85%	(11.94%)